Equity - Treasury shares (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity.
Valid authorization period from Shareholder's meeting for 2019 Buyback Program	18 months
Free share award plans	1,285,171	2,009,500	1,095,099
Liquidity contract	680,000		170,000
Total treasury shares	1,965,171	2,009,500	1,265,099